Earnings/(Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings/(Loss) per Share [Abstract]
Earnings/(Loss) per Share

	June 30, 2023	June 30, 2022

Net income and comprehensive income	$1,347	$1,062
Less deemed dividend on Series D Preferred Stock upon issuance of common stock	(154)	-
Less dividends on Series C Preferred Stock	(575)	(471)
Less dividends on Series D Preferred Stock	(592)	-
Less dividends on Class A warrants	-	(868)
Less undistributed earnings on Class A warrants	(2)	-
Net income/(loss) and comprehensive income/(loss) attributable to common stockholders for basic earnings/(loss) per share purposes	$24	$(277)
Less changes in fair value of warrants’ liability	(6,335)	-
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$(6,311)	$(277)

Weighted average number of common stock, basic	1,362,644	128,456
Effect of dilutive securities	42,357	-
Weighted average number of common stock, diluted	1,405,001	128,456

Earnings/(Loss) per share, basic	$0.02	$(2.16)
Loss per share, diluted	$(4.49)	$(2.16)